FINANCIAL INSTRUMENTS (Details 17) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 5,182,353	[1]	$ 5,002,072	[1]	$ 4,454,380
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,439,610		1,244,939
Syndicate loan Scotia [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	200,563		199,597
Syndicate Loan Banco Estado [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 287,565		$ 130,953

[1]	Financial liabilities measured at amortized cost, other than “Trade and other payables”, “Accounts payable to related parties” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.